Inventory - Summary of Inventory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	¥ 1,042,719	¥ 943,945
Raw materials	1,605,197	387,524
Work-in-process	14,005	11,556
Total	¥ 2,661,921	¥ 1,343,025